Loans - Credit Quality Information of Loans Based on MHFG Group's Internal Rating System (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2023	Mar. 31, 2023
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023	[1]	¥ 11,305
2022	[1]	8,251
2021	[1]	6,475
2020	[1]	5,916
2019	[1]	4,583
Prior to 2019	[1]	12,856
Revolving loan	[1]	9,666
Total	[1]	59,053
Normal obligors | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023	[1]	1,103
2022	[1]	250
2021	[1]	52
2020	[1]	87
2019	[1]	76
Prior to 2019	[1]	359
Revolving loan	[1]	1
Total	[1]	1,927
Normal obligors | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023	[1]	44
2022	[1]	73
2021	[1]	16
2020	[1]	22
2019	[1]	107
Prior to 2019	[1]	124
Revolving loan	[1]	245
Total	[1]	632
Normal obligors | Domestic | Retail | Housing Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023	[1]	341	¥ 711
2022	[1]	568	570
2021	[1]	538	476
2020	[1]	452	468
2019	[1]	449	478
Prior to 2019	[1]	4,925	4,723
Revolving loan	[1]	0	0
Total	[1]	7,272	7,426
Normal obligors | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023	[1]	147	184
2022	[1]	106	87
2021	[1]	77	226
2020	[1]	155	80
2019	[1]	67	64
Prior to 2019	[1]	327	297
Revolving loan	[1]	473	484
Total	[1]	1,352	1,422
Watch obligors | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023	[1]	3
2022	[1]	6
2021	[1]	1
2020	[1]	0
2019	[1]	0
Prior to 2019	[1]	0
Revolving loan	[1]	0
Total	[1]	11
Watch obligors | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023	[1]	0
2022	[1]	0
2021	[1]	0
2020	[1]	0
2019	[1]	0
Prior to 2019	[1]	0
Revolving loan	[1]	0
Total	[1]	0
Watch obligors | Domestic | Retail | Housing Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023	[1]	0	1
2022	[1]	1	2
2021	[1]	2	1
2020	[1]	2	2
2019	[1]	1	1
Prior to 2019	[1]	34	35
Revolving loan	[1]	0	0
Total	[1]	40	42
Watch obligors | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023	[1]	17	22
2022	[1]	9	6
2021	[1]	6	21
2020	[1]	14	5
2019	[1]	4	4
Prior to 2019	[1]	10	5
Revolving loan	[1]	8	8
Total	[1]	67	71
Non Accrual Loans | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023	[1]	0
2022	[1]	0
2021	[1]	0
2020	[1]	0
2019	[1]	0
Prior to 2019	[1]	0
Revolving loan	[1]	0
Total	[1]	0
Non Accrual Loans | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023	[1]	0
2022	[1]	0
2021	[1]	0
2020	[1]	0
2019	[1]	0
Prior to 2019	[1]	0
Revolving loan	[1]	0
Total	[1]	0
Non Accrual Loans | Domestic | Retail | Housing Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023	[1]	5	8
2022	[1]	4	2
2021	[1]	2	2
2020	[1]	1	1
2019	[1]	1	1
Prior to 2019	[1]	26	25
Revolving loan	[1]	0	0
Total	[1]	38	39
Non Accrual Loans | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023	[1]	2	9
2022	[1]	3	4
2021	[1]	4	6
2020	[1]	6	2
2019	[1]	3	4
Prior to 2019	[1]	25	20
Revolving loan	[1]	9	10
Total	[1]	53	55
Financing Receivables Not Impaired
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023		23,366	32,710
2022		17,367	11,611
2021		10,230	9,195
2020		7,852	7,416
2019		6,447	5,355
Prior to 2019		14,918	11,438
Revolving loan		17,620	16,451
Total		97,799	94,176
Financing Receivables Not Impaired | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023	[1]		15,428
2022	[1]		7,142
2021	[1]		6,667
2020	[1]		5,242
2019	[1]		4,252
Prior to 2019	[1]		10,035
Revolving loan	[1]		9,164
Total	[1]		57,930
Financing Receivables Not Impaired | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023		12,061	17,282
2022		9,116	4,469
2021		3,755	2,528
2020		1,935	2,174
2019		1,864	1,103
Prior to 2019		2,061	1,403
Revolving loan		7,954	7,287
Total		38,746	36,246
Financing Receivables Not Impaired | Normal obligors | Domestic | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023	[1]		1,217
2022	[1]		54
2021	[1]		90
2020	[1]		91
2019	[1]		75
Prior to 2019	[1]		328
Revolving loan	[1]		1
Total	[1]		1,856
Financing Receivables Not Impaired | Normal obligors | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023	[1]		107
2022	[1]		17
2021	[1]		23
2020	[1]		134
2019	[1]		155
Prior to 2019	[1]		114
Revolving loan	[1]		95
Total	[1]		645
Financing Receivables Not Impaired | Normal obligors | Domestic | Corporate | Large Companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023		9,122	12,277
2022		6,752	5,993
2021		5,450	5,384
2020		4,813	3,994
2019		3,319	3,065
Prior to 2019		5,964	3,670
Revolving loan		7,893	7,517
Total		43,312	41,900
Financing Receivables Not Impaired | Normal obligors | Domestic | Corporate | Small And Medium Sized Companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023		275	551
2022		351	301
2021		243	285
2020		216	248
2019		201	221
Prior to 2019		712	571
Revolving loan		493	531
Total		2,491	2,708
Financing Receivables Not Impaired | Normal obligors | Foreign | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023		125	160
2022		216	188
2021		156	7
2020		2	32
2019		1	5
Prior to 2019		1	2
Revolving loan		5	83
Total		507	477
Financing Receivables Not Impaired | Normal obligors | Foreign | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023		1,148	1,536
2022		1,100	265
2021		182	169
2020		182	91
2019		59	19
Prior to 2019		8	4
Revolving loan		456	404
Total		3,135	2,488
Financing Receivables Not Impaired | Normal obligors | Foreign | Corporate
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023		10,523	15,317
2022		7,665	3,891
2021		3,338	2,142
2020		1,557	1,954
2019		1,731	1,024
Prior to 2019		1,928	1,312
Revolving loan		7,389	6,731
Total		34,131	32,371
Financing Receivables Not Impaired | Normal obligors | Foreign | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023		14	2
2022		1	1
2021		1	1
2020		1	1
2019		6	1
Prior to 2019		3	3
Revolving loan		0	0
Total		26	9
Financing Receivables Not Impaired | Watch obligors | Domestic | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023	[1]		8
2022	[1]		2
2021	[1]		0
2020	[1]		0
2019	[1]		0
Prior to 2019	[1]		0
Revolving loan	[1]		0
Total	[1]		10
Financing Receivables Not Impaired | Watch obligors | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023	[1]		0
2022	[1]		0
2021	[1]		0
2020	[1]		0
2019	[1]		0
Prior to 2019	[1]		0
Revolving loan	[1]		0
Total	[1]		0
Financing Receivables Not Impaired | Watch obligors | Domestic | Corporate | Large Companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023		120	109
2022		47	46
2021		38	50
2020		56	58
2019		191	59
Prior to 2019		72	33
Revolving loan		154	130
Total		678	485
Financing Receivables Not Impaired | Watch obligors | Domestic | Corporate | Small And Medium Sized Companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023		18	45
2022		22	16
2021		16	26
2020		14	16
2019		17	18
Prior to 2019		46	28
Revolving loan		22	20
Total		155	169
Financing Receivables Not Impaired | Watch obligors | Foreign | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023		0	0
2022		0	0
2021		0	0
2020		0	0
2019		0	0
Prior to 2019		0	0
Revolving loan		0	0
Total		0	0
Financing Receivables Not Impaired | Watch obligors | Foreign | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023		10	8
2022		8	4
2021		4	4
2020		1	5
2019		6	0
Prior to 2019		0	0
Revolving loan		2	0
Total		31	21
Financing Receivables Not Impaired | Watch obligors | Foreign | Corporate
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023		213	228
2022		95	101
2021		68	192
2020		190	72
2019		51	43
Prior to 2019		75	50
Revolving loan		68	58
Total		761	744
Financing Receivables Not Impaired | Watch obligors | Foreign | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023		0	0
2022		0	0
2021		0	0
2020		0	0
2019		0	0
Prior to 2019		0	0
Revolving loan		0	0
Total		0	0
Financing Receivables Not Impaired | Non Accrual Loans | Domestic | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023	[1]		0
2022	[1]		0
2021	[1]		0
2020	[1]		0
2019	[1]		0
Prior to 2019	[1]		0
Revolving loan	[1]		0
Total	[1]		0
Financing Receivables Not Impaired | Non Accrual Loans | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023	[1]		0
2022	[1]		0
2021	[1]		0
2020	[1]		0
2019	[1]		0
Prior to 2019	[1]		0
Revolving loan	[1]		0
Total	[1]		0
Financing Receivables Not Impaired | Non Accrual Loans | Domestic | Corporate | Large Companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023		105	153
2022		51	35
2021		23	61
2020		64	134
2019		137	99
Prior to 2019		189	159
Revolving loan		340	339
Total		910	980
Financing Receivables Not Impaired | Non Accrual Loans | Domestic | Corporate | Small And Medium Sized Companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023		4	26
2022		9	7
2021		7	16
2020		14	9
2019		10	8
Prior to 2019		44	27
Revolving loan		28	29
Total		117	122
Financing Receivables Not Impaired | Non Accrual Loans | Foreign | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023		0	0
2022		0	0
2021		0	0
2020		0	1
2019		0	0
Prior to 2019		1	0
Revolving loan		0	0
Total		1	1
Financing Receivables Not Impaired | Non Accrual Loans | Foreign | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023		0	0
2022		0	0
2021		0	0
2020		0	0
2019		0	0
Prior to 2019		0	0
Revolving loan		0	0
Total		0	0
Financing Receivables Not Impaired | Non Accrual Loans | Foreign | Corporate
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023		28	31
2022		31	19
2021		7	13
2020		1	18
2019		11	11
Prior to 2019		44	32
Revolving loan		33	11
Total		155	135
Financing Receivables Not Impaired | Non Accrual Loans | Foreign | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023		0	0
2022		0	0
2021		0	0
2020		0	0
2019		0	0
Prior to 2019		0	0
Revolving loan		0	0
Total		¥ 0	¥ 0

[1]	The primary component of the retail portfolio segment is housing loans to individuals which obligor category is classified based on past due status. The trigger to reclassify obligors from normal obligors to watch obligors excluding special attention obligors is when the past due status is more than 30 days.